Deferred revenue	9 Months Ended
May 31, 2026
Deferred revenue

9.	Deferred revenue

On January 7, 2025, the Company entered into a Gold Prepayment Facility with Auramet International, Inc. (“Auramet Gold Prepayment Facility”) through which Buckreef may, at its discretion, sell up to an aggregate amount of 1,000 ounces of gold, up to 21 calendar days prior to delivery, on a revolving basis for a one-year term.

On September 25, 2025, the Company amended the terms of the Auramet Gold Prepayment Facility to sell up to an aggregate amount of 1,500 ounces of gold for three months.

On January 26, 2026, the Company amended the terms of the Auramet Gold Prepayment Facility to sell up to an aggregate amount of $8.0 million of gold, on a revolving basis for a one-year term.

	May 31, 2026	August 31, 2025
Opening balance	$3,408	$1,653
Drawdown	29,970	29,731
Accretion of deferred revenue (Notes 20 and 24)	91	281
Revenue recognized	(33,469)	(28,257)
	$-	$3,408

As at May 31, 2026, the Company had nil gold ounces outstanding under the Auramet Gold Prepayment Facility.